Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory federal rate	21.00%	34.00%
State income tax expense, net of federal benefit	1.70%	2.60%
Permanent differences and other	(4.60%)	0.00%
Goodwill	0.00%	(9.50%)
Withholding costs	(0.80%)	(0.90%)
Tax credit	(0.10%)	(0.00%)
Impact of 2017 Tax Act	0.00%	(165.00%)
Change in effective federal and state tax rates	(2.00%)	0.40%
Expiration of net operating loss and tax credit carryovers	0.00%	(0.10%)
Stock compensation expense	(2.40%)	(1.10%)
Reserve for uncertain tax positions and other reserves	0.00%	0.70%
Change in valuation allowance	16.10%	(258.00%)
Provision (benefit) for income taxes	28.90%	(396.90%)